Business and Basis of Presentation (Detail) (EUR €) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2013 Gentium [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price (in dollars per share)			€ 57.00
Accumulated deficit	€ 67,470	€ 92,071